INVESTMENT IN ASSOCIATED COMPANIES	12 Months Ended
Dec. 31, 2020
Variable Interest Entity, Not Primary Beneficiary, Disclosures [Abstract]
INVESTMENT IN ASSOCIATED COMPANIES	INVESTMENT IN ASSOCIATED COMPANIES

The Company has, and has had, certain wholly-owned subsidiaries which are accounted for using the equity method of accounting, as it has been determined under ASC 810 that they are variable interest entities in which SFL is not the primary beneficiary.

At December 31, 2020, 2019 and 2018, the Company had the following participation in investments that are recorded using the equity method:

	2020	2019	2018
River Box Holding Inc.	49.90%	—%	—%
SFL Deepwater Ltd	—%	100.00%	100.00%
SFL Hercules Ltd	100.00%	100.00%	100.00%
SFL Linus Ltd	—%	100.00%	100.00%

River Box was a previously wholly owned subsidiary of the Company. River Box holds investments in direct financing leases, through its subsidiaries, related to the 19,200 and 19,400 TEU containerships MSC Anna, MSC Viviana, MSC Erica and MSC Reef. On December 31, 2020, the Company sold 50.1% of the shares of River Box to a subsidiary of Hemen, a related party. A gain of $1.9 million was recognized in the Statement of Operations for the year ended December 31, 2020 in relation to the disposal. See Note 9: Gain on sale of subsidiaries. The Company has accounted for the remaining 49.9% ownership in River Box using the equity method.

SFL Deepwater Ltd ("SFL Deepwater"), SFL Hercules Ltd ("SFL Hercules") and SFL Linus Ltd ("SFL Linus") each own the drilling units West Taurus, West Hercules and West Linus respectively. These units are leased to subsidiaries of Seadrill Limited (“Seadrill”), a related party. Because the main assets of SFL Deepwater, SFL Hercules and SFL Linus are the subject of leases which each include both fixed price call options and a fixed price purchase obligation or put option, they were previously determined to be variable interest entities in which the Company was not the primary beneficiary.

In September 2017, Seadrill announced that it has entered into a restructuring agreement (the “2017 Restructuring Plan”) with more than 97% of its secured bank lenders, approximately 40% of its bondholders and a consortium of investors led by its largest shareholder, Hemen Holding Limited (“Hemen”), who is also the largest shareholder in the Company. The Company, SFL Deepwater, SFL Hercules and SFL Linus also entered into the 2017 Restructuring Plan, which was implemented by way of prearranged Chapter 11 cases. As part of the 2017 Restructuring Plan, the financial covenants on Seadrill were replaced by financial covenants on a newly established subsidiary of Seadrill, Seadrill Rig Holding Company Limited (“RigCo”), who also acts as guarantor for the obligations under the leases for the three drilling units, on a subordinated basis to the senior secured lenders in Seadrill and secured notes.

During the year ended December 31, 2020, Seadrill publicly disclosed that they had appointed financial and legal advisors to evaluate comprehensive restructuring alternatives to reduce debt service costs and overall indebtedness. In September and October 2020, Seadrill failed to pay hire when due under the leases for the three drilling unit. The overdue hires along with certain other events, constituted an event of default under such leases and the related financing agreements. Under the terms of the leases, charter payment from the sub-charterers of West Hercules and West Linus, were paid into accounts pledged to SFL and its financing banks. During November and December 2020, Seadrill and SFL entered into forbearance and funds withdrawal agreements during which Seadrill was allowed to use certain funds received from the sub-charterers to pay operating expenses for the rigs in exchange for the Company being paid approximately 65 -75% of the existing contracted lease hire related to the West Hercules and the West Linus. Any hire received by Seadrill relating to the sub-charters on these two rigs in excess of the withdrawn amounts remained in Seadrill’s earnings accounts pledged to SFL.
In February 2021, Seadrill and most of its subsidiaries filed Chapter 11 cases in the Southern District of Texas. SFL and certain of its subsidiaries have entered into court approved interim agreements with Seadrill relating to two of the Company’s drilling rigs, West Linus and West Hercules, allowing for the uninterrupted performance of sub-charters to oil majors while the Chapter 11 process is ongoing. Pursuant to these agreements, Seadrill will be allowed to use funds received from the respective sub-charterers to pay a fixed level of operating and maintenance expenses in additional to general and administrative costs. In exchange, SFL will receive approximately 65 - 75% of the lease hire under the existing charter agreements for West Linus and West Hercules for the same period. With regards to the third rig, West Taurus, the lease has been rejected by the court and the rig will be redelivered to SFL within approximately three months. This rig is debt free and has been held in layup by Seadrill for more than five years. SFL is currently evaluating strategic alternatives for this rig, including potential recycling at an EU approved recycling facility. (See Note 29: Subsequent Events).

In October 2020, the Company was determined to be the primary beneficiary of SFL Linus and SFL Deepwater following changes to the financing agreements and as a result of defaults by Seadrill. Therefore, from October 2020 these subsidiaries were consolidated by the Company. Details are as follows:

SFL Deepwater is a 100% owned subsidiary of SFL, incorporated in 2008 for the purpose of holding two ultra-deepwater drilling rigs and leasing those rigs to Seadrill Deepwater Charterer Ltd. and Seadrill Offshore AS, fully guaranteed by their parent company Seadrill. In June 2013, SFL Deepwater transferred one of the rigs and the corresponding lease to SFL Hercules (see below). Accordingly, SFL Deepwater now holds one ultra deepwater drilling rig which is leased to Seadrill Deepwater Charterer Ltd. In October 2013, SFL Deepwater entered into a $390 million five years term loan and revolving credit facility with a syndicate of banks, which was used in November 2013 to refinance the previous loan facility. In connection with a Restructuring Plan in 2017, certain amendments were agreed with the banks under the loan facility, including an extension of the final maturity date by four years. In October 2020, the Company repurchased the total debt outstanding under the facility of $176.1 million for $110.0 million and recognized a gain on debt extinguishment of $66.1 million. At December 31, 2020, the balance outstanding under the facility was $0.0 million (2019: $187.9 million). The Company guaranteed $0.0 million of this debt at December 31, 2020 (2019: $84.7 million).

SFL Linus is a 100% owned subsidiary of SFL, acquired in 2013 from North Atlantic Drilling Ltd ("NADL"), a related party. SFL Linus holds a harsh environment jack-up drilling rig which was delivered from the shipyard in February 2014 and immediately leased to North Atlantic Linus Charterer Ltd., fully guaranteed by its parent company NADL. NADL is now a subsidiary of Seadrill. In October 2013, SFL Linus entered into a $475 million five years term loan and revolving credit facility with a syndicate of banks to partly finance the acquisition of the rig. The facility was drawn in February 2014. In connection with the 2017 Restructuring Plan, certain amendments were agreed with the banks under the loan facility, including an extension of the final maturity date by four years. In October 2020, the Company agreed to fully guarantee the facility (2019: $102.5 million) and the balance outstanding under this facility at December 31, 2020, of $216.0 million was consolidated by the Company (2019: $232.1 million equity accounted) together with the other assets and liabilities of SFL Linus.

SFL Hercules is a 100% owned subsidiary of SFL, incorporated in 2012 for the purpose of holding an ultra-deepwater drilling rig and leasing that rig to Seadrill Offshore AS, fully guaranteed by its parent company Seadrill. The rig was transferred, together with the corresponding lease, to SFL Hercules from SFL Deepwater in June 2013. In May 2013, SFL Hercules entered into a $375 million six years term loan and revolving credit facility with a syndicate of banks to partly finance its acquisition of the rig from SFL Deepwater. The facility was drawn in June 2013. In connection with the 2017 Restructuring Plan, certain amendments were agreed with the banks under the loan facility, including an extension of the final maturity date by four years. At December 31, 2020, the balance outstanding under this facility was $185.8 million (2019: $201.9 million). The Company guaranteed $83.1 million of this debt at December 31, 2020 (2019: $78.9 million). In addition, the Company has given the banks a first priority pledge over all shares of SFL Hercules and assigned all claims under a secured loan made by the Company to SFL Hercules in favor of the banks. This loan is secured by a second priority mortgage over the rig which has been assigned to the banks. The rig is chartered on a bareboat basis and the terms of the charter provide the charterer with various call options to acquire the rig at certain dates throughout the charter. In addition, there is an obligation for the charterer to purchase the rig at a fixed price at the end of the charter, which originally expired in November 2023. In connection with the 2017 Restructuring Plan, the lease has been extended by 13 months until December 2024. Because the main asset of SFL Hercules is the subject of a lease which includes both fixed price call options and a fixed price purchase obligation at the end of the charter, and due to the substantive restrictions in the debt facility, it has been determined that this subsidiary of SFL is a variable interest entity in which SFL is not the primary beneficiary.
As discussed above, following the 2017 Restructuring Plan, RigCo acts as guarantor for the obligations under the leases for the three drilling units, on a subordinated basis to the senior secured lenders in Seadrill and new secured notes. Seadrill was in default on its leases with the Company at December 31, 2020, as well as on certain credit facilities with other lenders. Seadrill's failure to pay hire under the leases for the Company's drilling rigs when due, along with certain other events, including the commencement of its Chapter 11 Proceedings, constitute events of default under such leases and the related financing agreements. Unless cured or waived, the event of default could result in enforcement including making payments under certain guarantees of the loan facility. Due to the default on the SFL Hercules loan agreement, the balance of the long term loan in SFL Hercules was reclassified to short-term as shown below in the summarized balance sheet information.

Summarized balance sheet information of the Company's equity method investees is as follows:

	As of December 31, 2020
(in thousands of $)	TOTAL	River Box	SFL Deepwater	SFL Hercules	SFL Linus
Share presented		49.90%		100.00%
Current assets	34,763	12,475	—	22,288	—
Non-current assets	513,918	258,865	—	255,053	—
Total assets	548,681	271,340	—	277,341	—
Current liabilities	199,255	12,569	—	186,686	—
Non-current liabilities (1)	322,129	243,219	—	78,910	—
Total liabilities	521,384	255,788	—	265,596	—
Total stockholders' equity (2)	27,297	15,552	—	11,745	—

	As of December 31, 2019
(in thousands of $)	TOTAL	River Box	SFL Deepwater	SFL Hercules	SFL Linus
Current assets	75,079	—	29,047	22,645	23,387
Non-current assets	920,801	—	286,222	273,621	360,958
Total assets	995,880	—	315,269	296,266	384,345
Current liabilities	65,832	—	19,168	20,761	25,903
Non-current liabilities (1)	887,887	—	285,147	265,769	336,971
Total liabilities	953,719	—	304,315	286,530	362,874
Total stockholders' equity (2)	42,161	—	10,954	9,736	21,471

(1)River Box and SFL Hercules non-current liabilities at December 31, 2020, include $45.0 million and $78.9 million due to SFL, respectively (see Note 24: Related party transactions). At December 31, 2019 SFL Deepwater, SFL Hercules and SFL Linus non-current liabilities include $113.0 million, $80.0 million and $121.0 million respectively (see Note 24: Related party transactions). In addition, SFL Deepwater, SFL Hercules and SFL Linus current liabilities at December 31, 2019, include a further $1.2 million, $3.4 million and $7.4 million due to SFL, respectively (see Note 24: Related party transactions).
(2)In the year ended December 31, 2020, 2019 and 2018, the Company did not receive any dividends from its associates.

Summarized statement of operations information of the Company's equity method investees is shown below.

	Year ended December 31, 2020
(in thousands of $)	TOTAL	River Box	SFL Deepwater	SFL Hercules	SFL Linus
Operating revenues	45,573	—	11,835	15,072	18,666
Net operating revenues	45,532	—	11,892	15,050	18,590
Net income (3)	4,286	—	(6,002)	3,827	6,461

	Year ended December 31, 2019
(in thousands of $)	TOTAL	River Box	SFL Deepwater	SFL Hercules	SFL Linus
Operating revenues	64,142	—	18,966	18,378	26,798
Net operating revenues	64,142	—	18,966	18,378	26,798
Net income (3)	17,054	—	4,346	3,622	9,086

	Year ended December 31, 2018
(in thousands of $)	TOTAL	River Box	SFL Deepwater	SFL Hercules	SFL Linus
Operating revenues	64,572	—	19,594	19,126	25,852
Net operating revenues	64,410	—	19,540	19,049	25,821
Net income (3)	14,635	—	3,973	3,372	7,290

(3)The net income of River Box, SFL Deepwater, SFL Hercules and SFL Linus for the year ended December 31, 2020, includes interest payable to SFL amounting to $0.0 million, $3.8 million (2019: $5.1 million; 2018: $5.1 million), $3.6 million (2019: $3.6 million; 2018: $3.6 million), and $4.5 million (2019: $5.4 million; 2018: $5.4 million), respectively (see Note 24: Related party transactions).

As required by ASU 2016-13 'Financial Instruments - Credit Losses' from January 2020, SFL Deepwater, SFL Hercules and SFL Linus recognized an allowance for expected credit losses in respect of their principal financial assets: 'Investment in direct financing leases' and 'Related party receivable balances', held at the reporting date, which are within the scope of the ASU.

Movements in the year ended December 31, 2020, in the allowance for expected credit losses can be summarized as follows:

	As of December 31, 2020
(in thousands of $)	TOTAL	River Box	SFL Deepwater	SFL Hercules	SFL Linus
Share presented		49.90%		100.00%
Balance at December 31, 2019	—	—	—	—	—
Adjustment for adoption of the ASU 2016-13 (Note 2)	27,024	—	23,493	1,816	1,715
Transferred from associates	(35,665)	—	(32,964)	—	(2,701)
Addition from new associate	786	786	—	—	—
Allowance recorded in net income of associated company	11,276	—	9,471	819	986
Balance at December 31, 2020	3,421	786	—	2,635	—

As indicated in Note 2: 'Accounting Policies', the allowance for expected credit losses is based on an analysis of factors including the credit rating assigned to the lessee, Seadrill, management's assessment of current and expected conditions in the offshore drilling market and calculated collateral exposure. SFL Deepwater had a significantly higher allowance for expected credit losses due to calculated collateral exposure. In October 2020, SFL's Deepwater's direct financing lease was transferred to the Company net of its credit loss provision and recorded in vessels and equipment net, and was subsequently impaired. See Note 13: Vessels and equipment, net.

In the year ended December 31, 2020, December 31, 2019, and December 2018, SFL Deepwater, SFL Hercules and SFL Linus did not pay any dividends.